UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2011
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%

	Shares	Value
CONSUMER DISCRETIONARY — 6.5%
American Public Education *	105,000	$3,760,050
Capella Education *	115,000	4,003,150
John Wiley & Sons, Cl A	320,000	15,219,200
K12 *	250,000	8,762,500
Strayer Education	44,000	3,749,240
Tupperware Brands	140,000	7,915,600
Wolverine World Wide	215,000	8,154,950

		51,564,690

CONSUMER STAPLES — 10.3%
Flowers Foods	745,000	15,041,550
Lancaster Colony	255,000	16,962,600
Ruddick	355,000	15,517,050
Smart Balance *	570,000	3,733,500
Snyders-Lance	535,000	11,352,700
Spectrum Brands Holdings *	125,000	3,172,500
TreeHouse Foods *	250,000	15,335,000

		81,114,900

ENERGY — 9.1%
Brigham Exploration *	175,000	6,372,625
Gulfport Energy *	220,000	6,850,800
Kodiak Oil & Gas *	177,200	1,224,452
Lufkin Industries	70,000	4,136,300
Northern Oil and Gas *	355,000	8,580,350
Oasis Petroleum *	285,000	8,361,900
Oil States International *	70,000	4,872,700
Petroleum Development *	140,000	3,655,400
Resolute Energy *	715,000	9,295,000
Superior Energy Services *	430,000	12,091,600
TETRA Technologies *	705,000	6,697,500

		72,138,627

FINANCIALS — 16.4%
Allied World Assurance Company Holdings	275,000	15,977,500
Amtrust Financial Services	150,300	3,814,614
Argo Group International Holdings	145,000	4,377,550
Arthur J. Gallagher	215,000	6,643,500
Aspen Insurance Holdings	390,000	10,331,100
Brown & Brown	355,000	7,838,400
Bryn Mawr Bank	128,300	2,355,588
Cardtronics *	495,000	12,340,350
Community Bank System	105,000	2,683,800
Financial Engines *	250,000	5,677,500
HCC Insurance Holdings	156,300	4,159,143
Healthcare Realty Trust	570,000	10,767,300
Independent Bank	180,000	4,665,600
Morningstar	180,000	10,614,600
Navigators Group *	216,300	9,867,606
UMB Financial	395,000	14,563,650

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Washington Trust Bancorp	115,000	$2,700,200

		129,378,001

HEALTH CARE — 16.5%
Bio-Rad Laboratories, Cl A *	90,000	8,959,500
Bio-Reference Laboratories *	285,000	5,711,400
Genomic Health *	250,000	5,350,000
Gen-Probe *	170,000	10,217,000
Integra LifeSciences Holdings *	250,000	8,015,000
Luminex *	355,000	7,795,800
Masimo	285,000	5,893,800
MedAssets *	570,000	6,076,200
Medidata Solutions *	250,000	4,495,000
Myriad Genetics *	425,000	9,044,000
NuVasive *	425,000	6,298,500
Quality Systems	140,000	5,447,400
SonoSite *	215,000	6,662,850
Techne	95,000	6,536,000
Teleflex	158,000	9,457,880
VCA Antech *	355,000	7,213,600
Volcano *	180,000	4,487,400
West Pharmaceutical Services	320,000	12,438,400

		130,099,730

INDUSTRIALS — 15.4%
ABM Industries	499,500	10,099,890
Brady, Cl A	435,000	13,363,200
CIRCOR International	105,000	3,656,100
CLARCOR	355,000	17,210,400
Copart *	215,000	9,363,250
CoStar Group *	115,000	7,075,950
EnPro Industries *	180,000	6,199,200
Esterline Technologies *	130,600	7,300,540
Hub Group, Cl A *	145,000	4,532,700
IDEX	360,000	12,762,000
Landstar System	250,000	11,157,500
Raven Industries	95,000	5,700,950
Robbins & Myers	35,000	1,564,150
TriMas *	390,000	7,601,100
UTi Worldwide	295,000	4,309,950

		121,896,880

INFORMATION TECHNOLOGY — 19.2%
Ariba *	200,000	6,336,000
Bottomline Technologies *	400,000	9,716,000
CommVault Systems *	159,330	6,784,272
comScore *	425,000	8,971,750
Concur Technologies *	285,000	13,258,200
Constant Contact *	180,000	3,643,200
FARO Technologies *	166,100	6,939,658
Hittite Microwave *	115,000	6,049,000
Jack Henry & Associates	285,000	9,236,850

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
LogMeIn *	180,000	$7,320,600
Measurement Specialties *	214,500	6,694,545
National Instruments	300,000	8,013,000
NeuStar, Cl A *	355,000	11,285,450
NICE Systems ADR *	225,000	8,046,000
Qlik Technologies *	357,500	10,213,775
SolarWinds *	425,000	12,265,500
Ultimate Software Group *	140,000	8,425,200
Wright Express *	180,000	8,438,400

		151,637,400

MATERIALS — 5.1%
AptarGroup	285,000	13,671,450
Sensient Technologies	425,000	15,708,000
Silgan Holdings	285,000	10,698,900

		40,078,350

TOTAL COMMON STOCK
(Cost $660,290,184)		777,908,578

REPURCHASE AGREEMENT — 1.1%
Morgan Stanley
0.020%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,012,459 (collateralized by a U.S. Treasury Bill, par value $9,194,784, 0.000%, 04/05/12; with total market value $9,192,743) (Cost $9,012,454)	$9,012,454	9,012,454

TOTAL INVESTMENTS — 99.7%
(Cost $669,302,638)†		$786,921,032

Percentages are based on Net Assets of $789,663,002.
*	Non-income producing security.
†	At October 31, 2011, the tax basis cost of the Fund’s investments was $669,302,638, and the unrealized appreciation and depreciation were $152,053,028 and $(34,434,634) respectively.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2011, all of the Fund’s investments were considered Level 1, with the exception of the repurchase agreement, which was considered Level 2, in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-1400

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2011
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%

	Shares	Value
CONSUMER DISCRETIONARY — 4.5%
Apollo Group, Cl A *	60,000	$2,841,000
DeVry	67,000	2,524,560
John Wiley & Sons, Cl A	71,000	3,376,760
Tupperware Brands	53,000	2,996,620

		11,738,940

CONSUMER STAPLES — 15.9%
Avon Products	184,000	3,363,520
Brown-Forman, Cl B	24,000	1,793,520
Church & Dwight	87,000	3,843,660
Clorox	85,000	5,689,900
Energizer Holdings *	74,000	5,460,460
Flowers Foods	152,000	3,068,880
H.J. Heinz	89,000	4,756,160
Kellogg	89,000	4,824,690
Molson Coors Brewing, Cl B	109,000	4,615,060
Ralcorp Holdings *	46,000	3,718,640

		41,134,490

ENERGY — 10.6%
Brigham Exploration *	70,000	2,549,050
Concho Resources *	13,700	1,297,664
Continental Resources *	43,000	2,607,950
Denbury Resources *	319,000	5,008,300
Dresser-Rand Group *	32,000	1,548,800
Pioneer Natural Resources	36,000	3,020,400
Superior Energy Services *	161,000	4,527,320
Ultra Petroleum *	42,000	1,338,120
Whiting Petroleum *	120,000	5,586,000

		27,483,604

FINANCIALS — 13.5%
Allied World Assurance Company Holdings	90,000	5,229,000
First Republic Bank *	72,000	1,994,400
HCC Insurance Holdings	145,500	3,871,755
Morningstar	52,000	3,066,440
Northern Trust	135,000	5,463,450
T. Rowe Price Group	53,000	2,800,520
W.R. Berkley	176,000	6,126,560
Willis Group Holdings	177,000	6,426,870

		34,978,995

HEALTH CARE — 17.2%
Allergan	17,000	1,430,040
Bio-Rad Laboratories, Cl A *	36,000	3,583,800
C.R. Bard	47,000	4,039,650
Gen-Probe *	90,000	5,409,000
Illumina *	55,000	1,684,100

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Intuitive Surgical *	5,400	$2,342,844
Laboratory Corporation of America Holdings *	50,000	4,192,500
Life Technologies *	123,000	5,002,410
Myriad Genetics *	144,000	3,064,320
Qiagen *	163,000	2,246,140
ResMed *	126,000	3,565,800
St. Jude Medical	72,000	2,808,000
West Pharmaceutical Services	71,000	2,759,770
Zimmer Holdings *	46,000	2,420,980

		44,549,354

INDUSTRIALS — 15.0%
AMETEK	90,000	3,556,800
Copart *	69,000	3,004,950
Dover	106,000	5,886,180
Esterline Technologies *	45,800	2,560,220
Goodrich	7,000	858,410
IDEX	125,000	4,431,250
Landstar System	53,000	2,365,390
Pall	61,000	3,121,370
Pentair	125,000	4,493,750
Roper Industries	35,000	2,838,500
Verisk Analytics, Cl A *	167,000	5,870,050

		38,986,870

INFORMATION TECHNOLOGY — 18.9%
Altera	100,000	3,792,000
Ansys *	59,000	3,207,240
Ariba *	78,000	2,471,040
Check Point Software Technologies *	46,000	2,650,980
Citrix Systems *	42,000	3,058,860
Concur Technologies *	75,000	3,489,000
Hittite Microwave *	29,000	1,525,400
IHS, Cl A *	35,000	2,939,650
Informatica *	71,000	3,230,500
Intuit	96,000	5,152,320
Jack Henry & Associates	53,000	1,717,730
Micros Systems *	53,000	2,608,660
National Instruments	150,000	4,006,500
NetApp *	64,000	2,621,440
Qlik Technologies *	72,700	2,077,039
Riverbed Technology *	108,000	2,978,640
Solera Holdings	27,000	1,475,010

		49,002,009

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
MATERIALS — 1.3%
AptarGroup	69,000	$3,309,930

TOTAL COMMON STOCK
(Cost $244,560,253)		251,184,192

REPURCHASE AGREEMENT — 1.9%
Morgan Stanley
0.020%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $4,869,402 (collateralized by a U.S. Treasury Bill, par value $4,967,911, 0.000%, 04/05/12; with total market value $4,966,808) (Cost $4,869,399)	$4,869,399	4,869,399

TOTAL INVESTMENTS — 98.7%
(Cost $249,429,652)†		$256,053,591

Percentages are based on Net Assets of $259,379,726.
*	Non-income producing security.
†	At October 31, 2011, the tax basis cost of the Fund’s investments was $249,429,652, and the unrealized appreciation and depreciation were $22,449,538 and $(15,825,599) respectively.

Cl — Class

As of October 31, 2011, all of the Fund’s investments were considered Level 1, with the exception of the repurchase agreement, which was considered Level 2, in accordance with ASC 820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By
/s/ Michael Beattie
Michael Beattie
President

Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Michael Beattie
Michael Beattie
President

Date: December 29, 2011

By
/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 29, 2011